Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Net income	$ 695	$ 694	$ 668	$ 479	$ 353	$ 583	$ 582	$ 762	$ 2,536	$ 2,280
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on securities available for sale									289	1,022
Reclassification adjustment for losses on securities available for sale included in income, net of tax									266	0
Comprehensive income									3,091	3,302
Accumulated comprehensive income (loss)	$ (536)				$ (1,091)				$ (536)	$ (1,091)